Bank Borrowings - Schedule of Bank Borrowings (Details) - The Hongkong and Shanghai Banking Corporation Limited [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Bank Borrwings [Line Items]
Type	Term loan
Maturity date	8 years with repayable on demand clause
Currency	HK$
Interest rate	2.75%
Bank borrowings	$ 395,270	$ 415,947